PROVISION FOR INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Provision for Income Taxes	As of June 30, 2015 there is no provision for income taxes, current or deferred.
Net operating losses carryforward	$2,276,753
Valuation allowance	(2,276,753)
$-

As of December 31, 2014, there is no provision for income taxes, current or deferred.

Net operating losses	$2,164,429
Temporary and permanent tax differences	(378,000)
Valuation allowance	(1,786,429)
$-

Reconciliation of Effective Tax Rate as a Percentage of Income Before Taxes and Federal Statutory Rate

A reconciliation of the Company’s effective tax rate as a percentage of income before taxes and the statutory rate for year ended June 30, 2015 is summarized below:

Federal rate	34%
State rate	-

Combined Tax Rate	34%
Valuation allowance	(34%)
0%

A reconciliation of the Company’s effective tax rate as a percentage of income before taxes and the statutory rate for year ended December 31, 2014 is summarized below:

	Canada	United States
Federal rate	12.6%	34.0%
State rate	-	0.0
Provincial rate	10.0	-
Mining duties	16.0	-
	38.6	34.0
Valuation allowance	(38.6)%	(34.0)
	0.0%	0.0%